UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07062

PACIFIC GLOBAL FUND INC. D/B/A PACIFIC ADVISORS FUND INC.
(Exact name of registrant as specified in charter)

101 NORTH BRAND BOULEVARD, SUITE 1950 GLENDALE, CALIFORNIA		91203
(Address of principal executive offices)		(Zip code)

GEORGE A. HENNING 101 N. BRAND BLVD., SUITE 1950 GLENDALE, CA 91203
(Name and address of agent for service)

Registrant’s telephone number, including area code:		818-242-6693

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2017

Item 1.                   Schedule of Investments (filed herewith).

Pacific Advisors Income & Equity Fund
Schedule of Investments (unaudited)
as of September 30, 2017

Quantity or			% of Total
Principal**	Description	Current $ Value **	Net Assets
COMMON STOCK
CONSUMER DISCRETIONARY			4.97
DISTRIBUTORS
1,750	GENUINE PARTS CO.	167,388
		167,388	0.98
MEDIA
2,500	OMNICOM GROUP INC.	185,175
		185,175	1.08
MULTILINE RETAIL
5,000	TARGET CORPORATION	295,050
		295,050	1.73
TEXTILES, APPAREL & LUXURY GOODS
5,000	COACH, INC.	201,400
		201,400	1.18

CONSUMER STAPLES			7.18
BEVERAGES
4,000	COCA-COLA CO.	180,040
		180,040	1.05
FOOD & STAPLES RETAILING
3,000	CVS HEALTH CORP.	243,960
4,000	SYSCO CORP.	215,800
9,000	THE KROGER CO.	180,540
3,000	WAL-MART STORES INC.	234,420
		874,720	5.12
HOUSEHOLD PRODUCTS
1,900	PROCTER & GAMBLE CO.	172,862
		172,862	1.01

ENERGY			2.86
ENERGY EQUIPMENT & SERVICES
3,500	SCHLUMBERGER LTD	244,160
		244,160	1.42
OIL, GAS & CONSUMABLE FUELS
3,000	EXXON MOBIL CORP.	245,940
		245,940	1.44

FINANCIALS			5.54
BANKS
4,500	U.S. BANCORP	241,155
4,000	WELLS FARGO & CO.	220,600
		461,755	2.70
CAPITAL MARKETS
2,500	T. ROWE PRICE GROUP INC.	226,625
		226,625	1.33
INSURANCE
409	BRIGHTHOUSE FINANCIAL INC. *	24,867
4,500	METLIFE INC.	233,775
		258,642	1.51

HEALTH CARE			5.37
BIOTECHNOLOGY
4,000	ABBVIE INC.	355,440
		355,440	2.08
PHARMACEUTICALS
2,000	JOHNSON & JOHNSON	260,020
8,500	PFIZER INC.	303,450
		563,470	3.29

INDUSTRIALS			6.88
AIR FREIGHT & LOGISTICS
2,250	UNITED PARCEL SERVICE, INC. B	270,202
		270,202	1.58
COMMERCIAL SERVICES & SUPPLIES
2,000	WASTE MANAGEMENT INC.	156,540
		156,540	0.91
INDUSTRIAL CONGLOMERATES
8,000	GENERAL ELECTRIC CO.	193,440
2,000	HONEYWELL INTERNATIONAL INC.	283,480
		476,920	2.79
TRADING COMPANIES & DISTRIBUTORS
6,000	FASTENAL COMPANY	273,480
		273,480	1.60

INFORMATION TECHNOLOGY			5.93
COMMUNICATIONS EQUIPMENT
8,000	CISCO SYSTEMS INC.	269,040
		269,040	1.58
IT SERVICES
1,500	INT’L BUSINESS MACHINES CORP.	217,620
		217,620	1.27
SEMICONDUCTORS & EQUIPMENT
7,000	INTEL CORP.	266,560
		266,560	1.56
SOFTWARE
3,500	MICROSOFT CORP.	260,715
		260,715	1.52

MATERIALS			2.63
CHEMICALS
3,205	DOWDUPONT INC.	221,882
		221,882	1.30
CONTAINERS & PACKAGING
4,000	INTERNATIONAL PAPER COMPANY	227,280
		227,280	1.33

TELECOMMUNICATION SERVICES			3.11
DIVERSIFIED TELECOM. SERVICES
6,000	AT&T INC.	235,020
6,000	VERIZON COMMUNICATIONS INC.	296,940
		531,960	3.11

UTILITIES			4.18
ELECTRIC UTILITIES
2,500	DUKE ENERGY CORP.	209,800
3,500	XCEL ENERGY INC.	165,620
		375,420	2.20

MULTI-UTILITIES
2,000	DOMINION ENERGY INC.	153,860
4,000	PUBLIC SERVICE ENTERPRISE GROUP INC.	185,000
		338,860	1.98

TOTAL COMMON STOCK (Cost: $6,023,271)		8,319,146	48.65

CORPORATE BOND
CONSUMER DISCRETIONARY			6.39
AUTOMOBILES
200,000	HYUNDAI CAPITAL AMER 3.10% 04/05/22	199,003
		199,003	1.16
DIVERSIFIED CONSUMER SERVICES
150,000	BLOCK FINANCIAL LLC 4.125% 10/01/20	155,907
		155,907	0.91
HOTELS, RESTAURANTS & LEISURE
100,000	INTL GAME TECHNOLOGY 7.50% 06/15/19	107,563
150,000	YUM! BRANDS INC. 5.30% 09/15/19	157,875
		265,438	1.55
HOUSEHOLD DURABLES
150,000	TUPPERWARE BRANDS CORP. 4.75% 06/01/21	158,490
		158,490	0.93
INTERNET & CATALOG RETAIL
150,000	EXPEDIA INC. 5.95% 08/15/20	163,898
		163,898	0.96
MULTILINE RETAIL
150,000	MACYS RETAIL 3.45% 01/15/21	150,449
		150,449	0.88

CONSUMER STAPLES			0.89
FOOD & STAPLES RETAILING
150,000	DELHAIZE GROUP SA 4.125% 04/10/19	152,291
		152,291	0.89

ENERGY			2.79
ENERGY EQUIPMENT & SERVICES
100,000	PRIDE INTERNATIONAL INC. 6.875% 08/15/20	102,750
150,000	ROWAN COMPANY INC. 7.875% 08/01/19	162,750
100,000	WEATHERFORD BERMUDA 6.00% 03/15/18	101,000
		366,500	2.14
OIL, GAS & CONSUMABLE FUELS
100,000	ENERGY TRANSFER PARTNERS 9.00% 04/15/19	110,054
		110,054	0.65

FINANCIALS			14.23
BANKS
100,000	BANK OF AMERICA CORP. 4.384% 03/19/20 FLOAT	103,000
100,000	BANK OF AMERICA CORP. 3.091% 09/28/20 FLOAT	100,992
122,000	BANK OF AMERICA CORP. 3.383% 07/07/21 FLOAT	125,537
150,000	BARCLAY BANK PLC 2.804% 04/18/21 FLOAT	146,850
125,000	JPMORGAN CHASE & CO. 3.728% 02/25/21 FLOAT	128,788
94,000	FULTON FINANCIAL CORP. 3.60% 03/16/22	94,997
		700,164	4.09
CAPITAL MARKETS
150,000	ARES CAPITAL CORP. 4.875% 11/30/18	154,264
150,000	BGC PARTNERS INC. 5.375% 12/09/19	157,883
100,000	FIFTH STREET FINANCE CORP. 4.875% 03/01/19	100,865
100,000	GOLDMAN SACHS GROUP INC. 2.717% 08/26/20 FLOAT	99,947

100,000	MORGAN STANLEY 3.796% 09/30/17 FLOAT	100,000
100,000	MORGAN STANLEY 4.817% 10/27/18 FLOAT	99,875
100,000	MORGAN STANLEY 3.633% 04/25/23 FLOAT	103,000
100,000	MORGAN STANLEY 2.833% 10/28/24 FLOAT	97,875
100,000	NASDAQ OMX GROUP 5.55% 01/15/20	107,413
100,000	PROSPECT CAPITAL CORP. 5.00% 07/15/19	103,134
150,000	STIFEL FINANCIAL CORP. 3.50% 12/01/20	153,537
		1,277,793	7.47
DIVERSIFIED FINANCIAL SERVICES
100,000	ICAHN ENTERPRISES 6.00% 08/01/20	103,195
100,000	JEFFERIES GROUP INC. 5.125% 04/13/18	101,755
150,000	JEFFERIES GROUP LLC 3.00% STEP-UP 07/27/22	148,894
		353,844	2.07
INSURANCE
100,000	PRUDENTIAL FINANCIAL INC. 3.633%11/02/20 FLOAT	102,684
		102,684	0.60

HEALTH CARE			3.24
BIOTECHNOLOGY
114,000	BAXALTA INC. 3.60% 06/23/22	118,125
		118,125	0.69
PHARMACEUTICALS
100,000	TEVA PHARMACEUTICAL FIN 3.65% 11/10/21	100,713
200,000	TEVA PHARMACEUTICAL 3.65% 11/10/21	201,426
130,000	ZOETIS INC. 3.45% 11/13/20	134,407
		436,546	2.55

INDUSTRIALS			6.60
AEROSPACE & DEFENSE
150,000	L-3 COMMUNICATIONS CORP. 5.20% 10/15/19	159,413
150,000	SPIRIT AEROSYSTEMS INC. 5.25% 03/15/22	155,850
		315,263	1.85
MACHINERY
150,000	AGCO CORP. 5.875% 12/01/21	165,822
150,000	HILLENBRAND INC 5.50% 07/15/20	160,971
		326,793	1.91
PROFESSIONAL SERVICES
150,000	DUN & BRADSTREET CORP. 4.00% 06/15/20	154,410
		154,410	0.90
TRADING COMPANIES & DISTRIBUTORS
150,000	GATX CORP. 2.60% 03/30/20	151,370
170,000	INTL LEASE FINANCE CORP. 4.625% 04/15/21	180,627
		331,997	1.94

INFORMATION TECHNOLOGY			3.19
ELECTRONIC EQUIPMENT & INSTRUMENTS
150,000	KEYSIGHT TECHNOLOGIES 3.30% 10/30/19	152,094
150,000	TECH DATA CORP. 3.70% 02/15/22	151,259
		303,353	1.78
IT SERVICES
84,000	FIDELITY NATIONAL INFORMATION 3.625% 10/15/20	87,471
		87,471	0.51
SEMICONDUCTORS & EQUIPMENT
150,000	QUALCOMM INC. 3.00% 05/20/22	154,448
		154,448	0.90

MATERIALS			0.67
CHEMICALS
112,000	CF INDUSTRIES INC. 6.875% 05/01/18	115,080
		115,080	0.67

REAL ESTATE			5.17
HEALTH CARE REITS
150,000	OMEGA HLTHCARE INVESTORS 4.375% 08/01/23	154,613
		154,613	0.91
HOTEL & RESORT REITS
105,000.00	HOSPITALITY PROP TRUST 6.70% 01/15/18	105,399
		105,399	0.62
OFFICE REITS
150,000	CORPORATE OFFICE PROP 3.60% 05/15/23	150,621
150,000	GOVERNMENT PROPERTIES IN 4.00% 07/15/22	151,279
160,000	SL GREEN REALTY CORP 4.50% 12/01/22	165,991
		467,891	2.73
REAL ESTATE SERVICES
150,000	CBRE SERVICES INC. 5.00% 03/15/23	155,422
		155,422	0.91

UTILITIES			0.59
ELECTRIC UTILITIES
100,000	PPL ENERGY SUPPLY LLC 6.50% 05/01/18	101,000
		101,000	0.59

TOTAL CORPORATE BOND (Cost: $7,394,874)		7,484,326	43.76

CONVERTIBLE CORPORATE BOND
FINANCIALS			1.50
CAPITAL MARKETS
150,000	BLACKROCK CAP INV CONV 5.00% 06/15/22	156,750
100,000	PROSPECT CAPITAL CORP. 4.95% 07/15/22	99,625
		256,375	1.50

TOTAL CONVERTIBLE CORPORATE BOND (Cost: $256,891)		256,375	1.50

PREFERRED STOCK
FINANCIALS			5.42
BANKS
100,000	JPMORGAN CHASE & CO. 5.30% PFD FIX-FLOAT ***	104,250
100,000	JPMORGAN CHASE & CO. 5.00% PFD FIX-FLOAT ***	101,700
150,000	WELLS FARGO & CO. 7.98% PFD FIX-FLOAT ***	154,500
		360,450	2.11
CAPITAL MARKETS
150,000	BANK OF NY MELLON 4.95% PFD FIX-FLOAT ***	155,719
200,000	CHARLES SCHWAB CORP. 4.625% PFD FIX-FLOAT ***	205,000
		360,719	2.11
INSURANCE
200,000	METLIFE INC. 5.25% PFD FIX- FLOAT ***	206,192
		206,192	1.20

TOTAL PREFERRED STOCK (Cost: $904,611)		927,361	5.42

TOTAL INVESTMENT IN SECURITIES (Cost: $14,579,647)		16,987,208	99.33

CASH OR CASH EQUIVALENT		41,717	0.24

OTHER ASSETS LESS LIABILITIES		73,841	0.43

TOTAL NET ASSETS		17,102,766	100.00

* Non-income producing

** The principal amount is stated in U.S. dollars unless otherwise indicated.

*** These securities’ coupon rates and/or dividends are fixed for a certain period and then convert to floating rates.

Pacific Advisors Balanced Fund
Schedule of Investments (unaudited)
as of September 30, 2017

Quantity or			% of Total
Principal**	Description	Current $ Value **	Net Assets
COMMON STOCK
CONSUMER DISCRETIONARY			16.94
MEDIA
1,000	WALT DISNEY CO.	98,570
		98,570	1.77
SPECIALTY RETAIL
10,000	CONN’S INC. *	281,500
600	O’REILLY AUTOMOTIVE INC. *	129,222
2,500	TRACTOR SUPPLY COMPANY	158,225
700	ULTA BEAUTY, INC. *	158,242
		727,189	13.07
TEXTILES, APPAREL & LUXURY GOODS
2,250	NIKE INC.	116,663
		116,663	2.10

CONSUMER STAPLES			7.36
FOOD & STAPLES RETAILING
7,500	CHEFS’ WAREHOUSE INC *	144,750
850	COSTCO WHOLESALE	139,646
1,400	PRICESMART, INC.	124,950
		409,346	7.36

ENERGY			5.56
ENERGY EQUIPMENT & SERVICES
900	CORE LABORATORIES N.V.	88,830
15,000	HORNBECK OFFSHORE SERVICES INC. *	60,600
15,000	NOBLE CORPORATION	69,000
1,300	SCHLUMBERGER LTD	90,688
		309,118	5.56

FINANCIALS			11.10
BANKS
1,750	EAST WEST BANCORP INC.	104,615
1,100	SIGNATURE BANK *	140,844
		245,459	4.41
CAPITAL MARKETS
850	FACTSET RESEARCH SYSTEMS INC.	153,093
1,500	MORNINGSTAR, INC.	127,485
1,500	SEI INVESTMENTS COMPANY	91,590
		372,168	6.69

HEALTH CARE			7.19
HEALTH CARE TECHNOLOGY
2,000	CERNER CORPORATION *	142,640
1,000	HENRY SCHEIN INC. *	81,990
350	IDEXX LABORATORIES, INC. *	54,422
		279,052	5.02
PHARMACEUTICALS
1,900	ZOETIS, INC.	121,144
		121,144	2.17

INDUSTRIALS			12.34
AIRLINES
4,000	SPIRIT AIRLINES INC. *	133,640
		133,640	2.40
COMMERCIAL SERVICES & SUPPLIES
3,200	HEALTHCARE SERVICES GROUP, INC.	172,704
10,000	TEAM INC. *	133,500
		306,204	5.51
MACHINERY
1,500	WABTEC CORP.	113,625
		113,625	2.04
TRADING COMPANIES & DISTRIBUTORS
4,000	TRITON INTERNATIONAL LIMITED	133,120
		133,120	2.39

INFORMATION TECHNOLOGY			10.13
INTERNET SOFTWARE & SERVICES
175	ALPHABET INC. *	170,401
1,150	FACEBOOK, INC. *	196,501
		366,902	6.59
IT SERVICES
600	ACCENTURE PLC	81,042
1,100	VISA INC.	115,764
		196,806	3.54

TELECOMMUNICATION SERVICES			2.22
DIVERSIFIED TELECOM. SERVICES
2,500	VERIZON COMMUNICATIONS INC.	123,725
		123,725	2.22

TOTAL COMMON STOCK (Cost: $3,699,537)		4,052,731	72.84

CORPORATE BOND
CONSUMER DISCRETIONARY			3.71
DIVERSIFIED CONSUMER SERVICES
100,000	WASHINGTON POST CO. 7.25% 02/01/19	106,125
		106,125	1.91
MULTILINE RETAIL
100,000	MACYS RETAIL HLDGS INC. 3.875% 01/15/22	100,249
		100,249	1.80

ENERGY			9.57
ENERGY EQUIPMENT & SERVICES
105,000	NOBLE HOLDING INTL LTD 5.25% 03/16/18 FLOAT	105,788
100,000	PRIDE INTERNATIONAL INC. 8.50% 06/15/19	106,500
100,000	ROWAN COMPANY INC. 7.875% 08/01/19	108,500
100,000	SEACOR HOLDING 7.375% 10/01/19	101,750
		422,538	7.59
OIL, GAS & CONSUMABLE FUELS
100,000	ENERGY TRANSFER PARTNERS 9.00% 04/15/19	110,054
		110,054	1.98

FINANCIALS			3.64
DIVERSIFIED FINANCIAL SERVICES
100,000	ICAHN ENTERPRISES 6.00% 08/01/20	103,195
100,000	JEFFERIES GROUP LLC 3.00% STEP 07/27/22	99,262
		202,457	3.64

HEALTH CARE			1.81
PHARMACEUTICALS
100,000	TEVA PHARMACEUTICAL FIN 3.65% 11/10/21	100,713
		100,713	1.81

INFORMATION TECHNOLOGY			3.48
INTERNET SOFTWARE & SERVICES
82,000	IAC/INTERACTIVECORP 4.875% 11/30/18	82,205
		82,205	1.48
SEMICONDUCTORS & EQUIPMENT
100,000	MICRON TECHNOLOGY INC. 7.50% 09/15/23	111,125
		111,125	2.00

REAL ESTATE			3.84
OFFICE REITS
100,000	GOVERNMENT PROPERTIES IN 4.00% 07/15/22	100,853
		100,853	1.81
SPECIALIZED REITS
100,000	EPR PROPERTIES 7.75% 07/15/20	112,770
		112,770	2.03

TOTAL CORPORATE BOND (Cost: $1,439,688)		1,449,089	26.05

PREFERRED STOCK
FINANCIALS			1.85
CAPITAL MARKETS
100,000	MORGAN STANLEY 5.45% PFD FIX-FLOAT ***	103,125
		103,125	1.85

TOTAL PREFERRED STOCK (Cost: $99,875)		103,125	1.85

TOTAL INVESTMENT IN SECURITIES (Cost: $5,239,100)		5,604,945	100.74

OTHER ASSETS LESS LIABILITIES		(41,038)	(0.74)

TOTAL NET ASSETS		5,563,907	100.00

* Non-income producing

** The principal amount is stated in U.S. dollars unless otherwise indicated.

*** These securities’ coupon rates and/or dividends are fixed for a certain period and then convert to floating rates.

Pacific Advisors Large Cap Value Fund
Schedule of Investments (unaudited)
as of September 30, 2017

Quantity or			% of Total
Principal**	Description	Current $ Value **	Net Assets
COMMON STOCK
CONSUMER DISCRETIONARY			18.88
HOTELS, RESTAURANTS & LEISURE
1,800	MCDONALD’S CORP.	282,024
		282,024	3.62
MEDIA
2,975	TIME WARNER INC.	304,789
3,100	WALT DISNEY CO.	305,567
		610,356	7.82
SPECIALTY RETAIL
3,290	LOWE’S COMPANIES INC.	263,003
1,940	THE HOME DEPOT, INC.	317,306
		580,309	7.44

CONSUMER STAPLES			16.01
BEVERAGES
5,120	COCA-COLA CO.	230,451
975	PEPSICO, INC.	108,644
		339,095	4.35
FOOD & STAPLES RETAILING
4,900	SYSCO CORP.	264,355
2,950	WAL-MART STORES INC.	230,513
		494,868	6.34
FOOD PRODUCTS
2,535	THE KRAFT HEINZ COMPANY	196,589
		196,589	2.52
HOUSEHOLD PRODUCTS
2,400	PROCTER & GAMBLE CO.	218,352
		218,352	2.80

ENERGY			1.58
OIL, GAS & CONSUMABLE FUELS
1,500	EXXON MOBIL CORP.	122,970
		122,970	1.58

FINANCIALS			18.52
BANKS
7,000	BANK OF AMERICA CORP.	177,380
2,850	CITIGROUP INC.	207,309
3,070	WELLS FARGO & CO.	169,311
		554,000	7.10
DIVERSIFIED FINANCIAL SERVICES
1,952	BERKSHIRE HATHAWAY INC. B *	357,841
		357,841	4.59

INSURANCE
4,000	AMERICAN INT’L GROUP INC.	245,560
454	BRIGHTHOUSE FINANCIAL INC. *	27,603
5,000	METLIFE INC.	259,750
		532,913	6.83

HEALTH CARE			3.86
PHARMACEUTICALS
2,315	JOHNSON & JOHNSON	300,973
		300,973	3.86

INDUSTRIALS			18.24
AIR FREIGHT & LOGISTICS
1,000	FEDEX CORP.	225,580
1,200	UNITED PARCEL SERVICE, INC. B	144,108
		369,688	4.74
INDUSTRIAL CONGLOMERATES
9,405	GENERAL ELECTRIC CO.	227,413
2,000	HONEYWELL INTERNATIONAL INC.	283,480
		510,893	6.55
MACHINERY
1,900	DEERE & CO.	238,621
2,050	ILLINOIS TOOL WORKS INC.	303,318
		541,939	6.95

INFORMATION TECHNOLOGY			23.82
INTERNET SOFTWARE & SERVICES
300	ALPHABET INC. CLASS C *	287,733
		287,733	3.69
IT SERVICES
500	INT’L BUSINESS MACHINES CORP.	72,540
2,200	MASTERCARD INCORPORATED	310,640
		383,180	4.91
SEMICONDUCTORS & EQUIPMENT
5,600	INTEL CORP.	213,248
		213,248	2.73
SOFTWARE
4,587	MICROSOFT CORP.	341,686
5,710	ORACLE CORPORATION	276,078
		617,764	7.92
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS
2,313	APPLE INC.	356,480
		356,480	4.57

TOTAL COMMON STOCK (Cost: $4,135,572)		7,871,215	100.91
TOTAL INVESTMENT IN SECURITIES (Cost: $4,135,572)		7,871,215	100.91
OTHER ASSETS LESS LIABILITIES		(71,162)	(0.91)

TOTAL NET ASSETS		7,800,053	100.00

* Non-income producing

** The principal amount is stated in U.S. dollars unless otherwise indicated.

Pacific Advisors Mid Cap Value Fund
Schedule of Investments (unaudited)
as of September 30, 2017

Quantity or			% of Total
Principal**	Description	Current $ Value **	Net Assets
COMMON STOCK
CONSUMER DISCRETIONARY			34.58
AUTO COMPONENTS
1,500	LEAR CORP.	259,620
		259,620	4.40
DISTRIBUTORS
1,700	POOL CORPORATION	183,889
		183,889	3.11
SPECIALTY RETAIL
17,500	CONN’S INC. *	492,625
3,600	MONRO, INC.	201,780
850	O’REILLY AUTOMOTIVE INC. *	183,065
5,600	PENSKE AUTOMOTIVE GROUP INC.	266,392
3,400	TRACTOR SUPPLY COMPANY	215,186
		1,359,048	23.01
TEXTILES, APPAREL & LUXURY GOODS
1,900	PVH CORP.	239,514
		239,514	4.06

CONSUMER STAPLES			2.40
BEVERAGES
1,600	DR PEPPER SNAPPLE GROUP INC.	141,552
		141,552	2.40

ENERGY			10.17
ENERGY EQUIPMENT & SERVICES
1,000	CORE LABORATORIES N.V.	98,700
31,000	HELIX ENERGY SOLUTIONS GROUP INC. *	229,090
41,000	NOBLE CORPORATION *	188,600
3,000	TECHNIPFMC PLC	83,760
		600,150	10.17

FINANCIALS			7.50
BANKS
4,400	CIT GROUP INC.	215,820
3,800	EAST WEST BANCORP INC.	227,164
		442,984	7.50

HEALTH CARE			3.38
HEALTH CARE TECHNOLOGY
2,800	CERNER CORPORATION *	199,696
		199,696	3.38

INDUSTRIALS			37.17
AIRLINES
4,700	SPIRIT AIRLINES INC. *	157,027
		157,027	2.66
CONSTRUCTION & ENGINEERING
7,500	CHICAGO BRIDGE & IRON CO. N.V.	126,000
		126,000	2.13

MACHINERY
1,800	GRACO INC.	222,642
6,500	NAVISTAR INT’L CORP. *	286,455
2,700	WABTEC CORP.	204,525
		713,622	12.09
MARINE
3,800	KIRBY CORP. *	250,610
		250,610	4.25
ROAD & RAIL
3,600	GENESEE & WYOMING INC. *	266,436
2,200	KANSAS CITY SOUTHERN	239,096
6,324	KNIGHT-SWIFT TRANSPORTATION HLDG	262,762
1,800	LANDSTAR SYSTEM INC.	179,370
		947,664	16.04

INFORMATION TECHNOLOGY			3.94
SOFTWARE
3,700	ASPEN TECHNOLOGY, INC. *	232,397
		232,397	3.94

MATERIALS			2.26
CHEMICALS
2,300	H.B. FULLER CO.	133,538
		133,538	2.26

TOTAL COMMON STOCK (Cost: $4,277,115)		5,987,311	101.40
TOTAL INVESTMENT IN SECURITIES (Cost: $4,277,115)		5,987,311	101.40
OTHER ASSETS LESS LIABILITIES		(82,428)	(1.40)

TOTAL NET ASSETS		5,904,883	100.00

* Non-income producing

** The principal amount is stated in U.S. dollars unless otherwise indicated.

Pacific Advisors Small Cap Value Fund
Schedule of Investments (unaudited)
as of September 30, 2017

Quantity or			% of Total
Principal**	Description	Current $ Value **	Net Assets
COMMON STOCK
CONSUMER DISCRETIONARY			23.86
AUTO COMPONENTS
27,000	GENTHERM INC. *	1,003,050
		1,003,050	4.10
SPECIALTY RETAIL
124,000	CONN’S INC. *	3,490,600
30,000	HIBBETT SPORTS INC. *	427,500
45,000	SONIC AUTOMOTIVE INC.	918,000
		4,836,100	19.76

CONSUMER STAPLES			7.24
FOOD & STAPLES RETAILING
47,812	CHEFS’ WAREHOUSE INC *	922,772
		922,772	3.77
FOOD PRODUCTS
48,500	DARLING INGREDIENTS INC. *	849,720
		849,720	3.47

ENERGY			19.86
ENERGY EQUIPMENT & SERVICES
135,000	HELIX ENERGY SOLUTIONS GROUP INC. *	997,650
45,000	HORNBECK OFFSHORE SERVICES INC. *	181,800
61,000	MATRIX SERVICE CO. *	927,200
41,000	NATURAL GAS SERVICES GROUP, INC. *	1,164,400
44,000	NOBLE CORPORATION *	202,400
235,193	NORTH AMERICAN ENERGY PARTNERS INC.	1,023,090
325,000	PARKER DRILLING CO. *	357,500
		4,854,040	19.84
OIL, GAS & CONSUMABLE FUELS
100,000	INFINITY ENERGY RESOURCES INC. *	5,500
		5,500	0.02

FINANCIALS			7.30
BANKS
14,500	EAST WEST BANCORP INC.	866,810
		866,810	3.54

CONSUMER FINANCE
38,000	REGIONAL MANAGEMENT CORP. *	919,980
		919,980	3.76

INDUSTRIALS			42.72
BUILDING PRODUCTS
22,195	INSTEEL INDUSTRIES, INC.	579,511
		579,511	2.37
COMMERCIAL SERVICES & SUPPLIES
25,000	MOBILE MINI INC.	861,250
60,000	TEAM INC. *	801,000
		1,662,250	6.79

CONSTRUCTION & ENGINEERING
129,000	ORION GROUP HOLDINGS, INC. *	846,240
		846,240	3.46
MACHINERY
25,000	NAVISTAR INT’L CORP. *	1,101,750
		1,101,750	4.50
MARINE
16,000	KIRBY CORP. *	1,055,200
		1,055,200	4.31
ROAD & RAIL
14,000	GENESEE & WYOMING INC. *	1,036,140
17,000	SAIA INC. *	1,065,050
		2,101,190	8.58
TRADING COMPANIES & DISTRIBUTORS
32,000	DXP ENTERPRISES INC. *	1,007,680
23,500	RUSH ENTERPRISES INC. *	1,087,815
30,500	TRITON INTERNATIONAL LIMITED	1,015,040
		3,110,535	12.71

TOTAL COMMON STOCK (Cost: $19,541,283)		24,714,648	100.98
TOTAL INVESTMENT IN SECURITIES (Cost: $19,541,283)		24,714,648	100.98
OTHER ASSETS LESS LIABILITIES		(238,884)	(0.98)

TOTAL NET ASSETS		24,475,764	100.00

* Non-income producing

** The principal amount is stated in U.S. dollars unless otherwise indicated.

Security Valuation and Fair Value Measurement

A. Security Valuation and Fair Value Measurement. Securities, including American Depository Receipts (ADRs), listed on a national securities exchange and certain over-the-counter (“OTC”) issues traded on the NASDAQ national market system are valued at the last quoted sale price at the close of the New York Stock Exchange. OTC issues not quoted on the NASDAQ system, and other equity securities for which no sale price is available, are valued at the last bid price as obtained from published sources or real time quote services, where available, and otherwise from brokers who are market makers for such securities. For securities that mature in 60 days or less, the Funds may utilize the amortized cost method of valuation if it is reasonable to conclude it approximates fair value. In determining the fair value of other debt securities, Pacific Global Investment Management Company, Inc. (the “Investment Manager”) utilizes independent pricing services approved by the Board of Directors (the “Board”) using one or more of the following valuation techniques:

(1) a matrix pricing approach that considers market inputs including, in approximate order of priority, the following: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data including market research publications; market indicators, industry and economic events. Evaluators may prioritize inputs differently on any given day for any security based on market conditions, and not all inputs listed are available for use in the evaluation process for each security evaluation on any given day; (2) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; and/or (3) a discounted cash flow analysis. Fair value determinations are made by the Investment Manager based on the Company’s Fair Value Procedure, as adopted by the Board. In conducting its assessment and analysis for purpose of determining fair value, the Investment Manager uses its discretion and judgment in considering and appraising the relevant factors, including examining the source and nature of the quotations, to validate that the quotations and prices are representative of fair value.

Various inputs are used to determine the fair value of each Fund’s investments. For financial statements, these inputs are summarized in the three broad levels listed below. Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 inputs are significant unobservable inputs that reflect the Fund’s own assumptions in determining the fair value of investments. The valuation levels are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund’s investment securities as of September 30, 2017.

	Income and Equity Fund	Balanced Fund	Large Cap Value Fund	Mid Cap Value Fund	Small Cap Value Fund
Level 1 - Quoted Prices
Common Stock
Energy	$490,100	$309,118	$122,970	$600,150	$4,859,540
Materials	449,162	—	—	133,538	—
Industrials	1,177,143	686,589	1,422,520	2,194,923	10,456,676
Consumer Discretionary	849,012	942,422	1,472,689	2,042,071	5,839,150
Consumer Staples	1,227,622	409,346	1,248,905	141,552	1,772,492
Health Care	918,910	400,196	300,973	199,696	—
Financials	947,022	617,627	1,444,753	442,984	1,786,790
Information Technology	1,013,935	563,708	1,858,405	232,397	—
Telecommunication Services	531,960	123,725	—	—	—
Utilities	714,280	—	—	—	—
Preferred Stock
Financials	927,361	103,125	—	—	—
Level 1 Total	9,246,507	4,155,856	7,871,215	5,987,311	24,714,648

Level 2 - Other significant observable inputs
Corporate Bond
Consumer Discretionary	$1,093,185	$206,374	—	—	—
Consumer Staples	152,291	—	—	—	—
Energy	476,554	532,591	—	—	—
Financials	2,690,860	202,457	—	—	—
Health Care	554,672	100,713	—	—	—
Industrials	1,128,462	—	—	—	—
Information Technology	545,271	193,330	—	—	—
Materials	115,080	—	—	—	—
Real Estate	883,326	213,624	—	—	—
Utilities	101,000	—	—	—	—
Level 2 Total	7,740,701	1,449,089	—	—	—

Level 3 - Significant unobservable inputs	—	—	—	—	—

Total Investments	$16,987,208	$5,604,945	$7,871,215	$5,987,311	$24,714,648

Equity securities (common and preferred stock) that are actively traded and market priced are typically classified as Level 1 securities. Fixed income securities are typically classified as Level 2 securities. The Funds had no Level 3 holdings during the period ended September 30, 2017. In addition, the Funds are required to disclose the amounts of significant transfers between Level 1 and Level 2 of the fair value hierarchy and the reasons for these transfers. The Investment Manager has evaluated the Funds’ positions for the period ended September 30, 2017, and determined that, for purposes of fair value pricing measurement, there were no transfers between Level 1 and Level 2.

Income Taxes

On September 30, 2017, the cost of investment and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Income and Equity Fund	Balanced Fund	Large Cap Value Fund	Mid Cap Value Fund	Small Cap Value Fund

Tax Cost of Securities	$14,579,647	$5,239,100	$4,136,456	$4,277,115	$19,716,299
Gross Unrealized Appreciation	2,589,024	861,020	3,750,862	2,416,394	12,915,366
Gross Unrealized Depreciation	181,463	495,175	16,103	706,198	7,917,017
Net Unrealized Appreciation	2,407,561	365,845	3,734,759	1,710,196	4,998,349

Item 2.                                 Controls and Procedures.

(a) Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) or in other factors that could significantly affect these controls, including no significant deficiencies or material weaknesses that required corrective action, during the last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.                                 Exhibits.

(a)         Certifications required by Item 3(a) of Form N-Q and Rule 30a-2(a) under the Act (filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific Global Fund Inc. d/b/a Pacific Advisors Fund Inc.

By:	/s/ George A. Henning
Chairman

Date:	November 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ George A. Henning
Chief Executive Officer

Date:	November 29, 2017

By:	/s/ Jingjing Yan
Chief Financial Officer

Date:	November 29, 2017